Leases (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) ft²	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) ft²	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) ft²
Lessee, Lease, Description [Line Items]
Discount rate	11.00%		11.00%		11.00%
Weighted average lease term	1 year		1 year		1 year 6 months
Operating lease cost | $	$ 36,770	$ 47,129	$ 73,541	$ 127,407	$ 200,948
Variable lease cost | $	6,110	6,659	11,803	22,672	28,753
Lease expense | $	$ 42,880	$ 53,788	$ 85,344	$ 150,079	$ 229,701
Prior Office Space Rental [Member]
Lessee, Lease, Description [Line Items]
Area | ft²					7,193
Office Space Rental [Member]
Lessee, Lease, Description [Line Items]
Area | ft²	5,466		5,466		5,466
Laboratory Lease [Member]
Lessee, Lease, Description [Line Items]
Area | ft²					2,552